Liquidity and Going Concern Assessment (Details)	3 Months Ended
Mar. 31, 2022 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Borrowings on loans year	1 year
Cash and cash equivalents	$ 1,638,924
Incurred operating income	69,470
Cash flows used in operations	536,260
Negative working capital.	$ 924,324
Service debt obligations term	1 year